Exploration and evaluation assets (Details Narrative) - CAD ($)		12 Months Ended
	May 26, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Impairment of acquisition costs		$ 11,308,720
Impairment of deferred exploration cost		52,514,758
VAT recovery		561,086	$ 396,209	$ 506,394
VAT refund from prior years		173,876	139,313	$ 446,184
Tuligtic [Member]
IfrsStatementLineItems [Line Items]
Impairment of acquisition costs		11,308,720	0
Impairment of deferred exploration cost		$ 52,514,758	$ 0
Logan Property Located In The Yukon Territory Canada [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	40.00%
Carrying value of property	$ 1